Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Leasehold improvements	Furniture and equipment	Motor vehicles	Construction in progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB
December 31, 2024
At January 1, 2024:
Cost	834,913	29,218	179,256	609	12,650	1,056,646
Accumulated depreciation	(65,137)	(11,517)	(73,771)	(406)	-	(150,831)
Net carrying amount	769,776	17,701	105,485	203	12,650	905,815
At January 1, 2024, net of accumulated depreciation	769,776	17,701	105,485	203	12,650	905,815
Additions	-	-	2,059	-	12,807	14,866
Disposals	-	-	(50)	-	-	(50)
Depreciation provided during the year (note 6)	(39,599)	(6,896)	(24,569)	(120)	-	(71,184)
Transfers	1,105	15,010	2,049	-	(18,164)	-
Exchange realignment	-	-	3	-	-	3
At December 31, 2024, net of accumulated depreciation	731,282	25,815	84,977	83	7,293	849,450
At December 31, 2024:
Cost	836,018	44,239	182,734	609	7,293	1,070,893
Accumulated depreciation	(104,736)	(18,424)	(97,757)	(526)	-	(221,443)
Net carrying amount	731,282	25,815	84,977	83	7,293	849,450
	Buildings	Leasehold improvements	Furniture and equipment	Motor vehicles	Construction in progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB
December 31, 2025
At January 1, 2025:
Cost	836,018	44,239	182,734	609	7,293	1,070,893
Accumulated depreciation	(104,736)	(18,424)	(97,757)	(526)	-	(221,443)
Net carrying amount	731,282	25,815	84,977	83	7,293	849,450
At January 1, 2025, net of accumulated depreciation	731,282	25,815	84,977	83	7,293	849,450
Additions	-	3,270	2,635	427	11,229	17,561
Disposals	-	-	(18)	-	-	(18)
Depreciation provided during the year (note 6)	(37,117)	(10,374)	(18,157)	(113)	-	(65,761)
Transfers	2,802	13,242	368	-	(16,412)	-
Deficit on adjustment	(19,982)	-	-	-	-	(19,982)
Exchange realignment	-	-	(15)	-	-	(15)
At December 31, 2025, net of accumulated depreciation	676,985	31,953	69,790	397	2,110	781,235
At December 31, 2025:
Cost	818,838	60,734	185,546	1,036	2,110	1,068,264
Accumulated depreciation	(141,853)	(28,781)	(115,756)	(639)	-	(287,029)
Net carrying amount	676,985	31,953	69,790	397	2,110	781,235
Net carrying amount in US$	96,808	4,569	9,980	56	302	111,715